Acquisitions - Business Combinations, Narrative (Details) - USD ($) $ in Thousands			12 Months Ended
	Jan. 03, 2023	May 11, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Business Acquisition [Line Items]
Cash consideration, net of cash acquired			$ 149,532	$ 63,651	$ 0
Verogen Inc.
Business Acquisition [Line Items]
Percentage of shares acquired	100.00%
Cash consideration, net of cash acquired	$ (149,500)
BLIRT S.A.
Business Acquisition [Line Items]
Cash consideration, net of cash acquired		$ 63,700